Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Basic loss for the year	£ (15,492)	£ (5,469)
Diluted loss for the year	£ (15,492)	£ (5,469)
Weighted average number of ordinary shares (in shares)	49,949,280	30,932,700
Weighted average number of ordinary shares (in shares)	49,949,280	30,932,700
Basic earnings per share (GBP per share)	£ (0.31)	£ (0.18)
Diluted earnings per share (GBP per share)	£ (0.31)	£ (0.18)